Loan Capital - Tier 2 loan capital (Details) ¥ in Millions, ¥ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Sep. 30, 2018 SGD ($)	Sep. 30, 2018 NZD ($)	Sep. 30, 2018 JPY (¥)	Sep. 30, 2018 HKD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 AUD ($)	Sep. 30, 2017 AUD ($)
Disclosure of detailed information about borrowings [line items]
Loan capital							$ 17,265	$ 17,666
Subordinated notes
Disclosure of detailed information about borrowings [line items]
Loan capital							$ 7,822	8,789
US$350 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 350
Loan capital								454
US$350 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%
US$800 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 800
Loan capital								1,018
US$800 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.625%	3.625%	3.625%	3.625%	3.625%	3.625%	3.625%
US$800 million subordinated notes | 5-year US Treasury rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%
A$925 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 925
Loan capital								923
A$925 million subordinated notes | 90 day bank bill rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	2.30%	2.30%	2.30%	2.30%	2.30%	2.30%	2.30%
A$1,000 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 1,000
Loan capital							$ 999	991
A$1,000 million subordinated notes | 90 day bank bill rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
CNY1,250 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥					¥ 1,250
Loan capital							$ 252	239
CNY1,250 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
CNY1,250 million subordinated notes | One year CNH HIBOR reference rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	0.8345%	0.8345%	0.8345%	0.8345%	0.8345%	0.8345%	0.8345%
A$350 million 4.5% subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 350
Loan capital							$ 347	350
A$350 million 4.5% subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
A$350 million 4.5% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
S$325 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 325
Loan capital							$ 330	312
S$325 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
S$325 million subordinated notes | Five year SGD swap offer rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%
A$175 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 175
Loan capital							$ 171	171
A$175 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
A$175 million subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%
US$100 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 100
Loan capital							$ 114	117
US$100 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
A$700 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 700
Loan capital							$ 700	700
A$700 million subordinated notes | 90 day bank bill rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
JPY20,000 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥			¥ 20,000
Loan capital							$ 242	225
JPY20,000 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
JPY10,200 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥			¥ 10,200
Loan capital							$ 123	115
JPY10,200 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
JPY10,000 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥			¥ 10,000
Loan capital							$ 120	112
JPY10,000 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
NZ$400 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 400
Loan capital							$ 358	357
NZ$400 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%
NZ$400 million subordinated notes | New Zealand 5 year swap rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
JPY8,000 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥			¥ 8,000
Loan capital							$ 97	90
JPY8,000 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%
JPY8,000 million subordinated notes | Five year JPY mid-swap rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%
US$1,500 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 1,500
Loan capital							$ 1,922	1,882
US$1,500 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%
US$1,500 million subordinated notes | 5-year USD mid-market swap rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%
JPY12,000 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥			¥ 12,000
Loan capital							$ 146	136
JPY12,000 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
JPY12,000 million subordinated notes | Five year JPY mid-swap rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
JPY13,500 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥			¥ 13,500
Loan capital							$ 165	152
JPY13,500 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%
JPY13,500 million subordinated notes | Five year JPY mid-swap rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%
HKD600 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 600
Loan capital							$ 102	98
HKD600 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%
HKD600 million subordinated notes | Five year HKD mid-swap rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
A$350 million 4.334% subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 350
Loan capital							$ 347	$ 347
A$350 million 4.334% subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%
A$350 million 4.334% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%
A$185 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 185
Loan capital							$ 185
A$185 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
A$250 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 250
Loan capital							$ 250
A$250 million subordinated notes | 90 day bank bill rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
A$130 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 130
Loan capital							$ 130
A$130 million subordinated notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
A$725 million subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 725
Loan capital							$ 722
A$725 million subordinated notes | 90 day bank bill rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%